Putnam
New York
Tax Exempt
Opportunities Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on fiscal 1999. In the following report, the fund's manager discusses performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam New York Tax Exempt Opportunities Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside.

In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000


Report from the Fund Manager

David E. Hamlin

The 12 months ended November 30, 1999, may be remembered as one of the most difficult periods for fixed-income investments. But shareholders of Putnam New York Tax Exempt Opportunities Fund can take solace in the fact that their municipal bond fund fared better than most. We minimized the impact of rising interest rates and the resulting decline in bond prices by investing in intermediate-term bonds and focusing on the lower credit sectors (BBB-rated and below). As a result, total return for the 12 months ended November 30, 1999, for all share classes at net asset value outperformed the -3.76% average annual return for the 99 New York municipal debt funds tracked by Lipper, Inc., an independent firm that tracks mutual fund performance. See page 3 for complete ranking information.

Total return for 12 months ended 11/30/99

      Class A         Class B          Class C          Class M
    NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
------------------------------------------------------------------------
   -2.33%  -6.99%  -3.08%  -7.71%   -3.14%  -4.06%   -2.64%  -5.81%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* FUND WELL POSITIONED FOR STEEPENING YIELD CURVE

The reporting period encompassed one of the most dramatic rises in municipal bond yields on record, with interest rates on long-term municipal bonds climbing approximately a full percentage point during the period. This stunning increase, the result of inflation fears and three moves by the Federal Reserve Board to raise interest rates, resulted in a steeper municipal bond yield curve. From the outset, the fund's heavy emphasis on bonds with intermediate maturities in the 8- to 15-year range proved advantageous and helped protect the portfolio's value.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Education              15.3%

Utilities              14.5%

Transportation         12.8%

Health care            12.6%

Water and sewer         7.8%

Footnote reads:
*Based on net assets as of 11/30/99. Holdings will vary over time.

As the year progressed, falling bond prices and the steepening municipal yield curve presented new opportunities. Longer maturity bonds offer relatively higher yields than shorter maturity bonds to compensate investors for uncertainty. Scouting for buys like a bargain basement shopper, we scoured the universe of 20- to 30-year maturity municipal bonds, buying during periods of price weakness. For example, we sold prerefunded Puerto Rico general obligations, which are older securities due to mature within a year, and purchased insured Anderson School bonds within the New York State dormitory program, which will mature in 2019 and yield 5.85%. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy, and may vary in the future.

The addition of long-term bonds to the portfolio effectively extended its duration from 6.85 years to 8.15 years by period's end. We believe the slightly longer duration holds the best opportunity for balancing the fund's priority of high current income with price stability and appreciation potential. A longer duration can mean a more volatile net asset value if rates rise, but also one more likely to appreciate substantially if rates decline. (Duration is a measure of the portfolio's maturity structure and reflects the price sensitivity of holdings to changes in interest rates.)


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A -- 30.0%

Baa/BBB -- 11.1%

Ba/BB -- 9.8%

B -- 8.7%

Aaa/AAA -- 33.3%

Aa/AA -- 7.1%

Footnote reads:
*As a percentage of market value as of 11/30/99. A bond rated Baa/BBB or higher is considered investment grade. All ratings reflect Moody's and Standard & Poor's descriptions unless noted otherwise. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


* LOWER-RATED BONDS ADD INCOME, SOFTEN MARKET VOLATILITY

Just as the yield spread between short- and long-maturity bonds varies under different market conditions, so too does the gap vary between the yields of lower-rated and higher-rated securities. For much of the year, credit spreads were quite narrow, reflecting investors' confidence in the economy and the fiscal health of lower-rated issuers. However, late in the period, the credit gap widened, as investors sold lower-rated investments and purchased higher-rated securities.


Putnam New York Tax Exempt Opportunities Fund ranked 28 out of 99 New York municipal debt funds (top 28%) tracked by Lipper for the year ended December 31, 1999.

Past performance is not indicative of future results. Lipper rankings are based on total return performance, vary over time, and do not include the effect of sales charges. For the 3- and 5-year periods ended 12/31/99, the fund's class A shares ranked 50 out of 89 (top 56%) and 40 out of 75 (top 53%), respectively. Performance of other share classes will vary.


Our research has shown that over the course of an interest rate cycle, lower-rated municipal bonds tend to fluctuate to a lesser degree than higher-quality bonds and can enhance the fund's share price stability. At the same time, they are effective in boosting income potential. Often these bonds are unrated by the rating agencies, creating a rare opportunity to invest in a municipal security before it becomes a widely followed issue. At Putnam, we do our own evaluation of every issue that might be considered for the portfolio -- low-rated, high-rated, and those not rated by the standard agencies. It takes meticulous, time-consuming research to separate the potential wheat from the chaff, but Putnam's extensive credit research capability allows us to make these selections with confidence.

We have found many attractive investment opportunities in the health-care sector, which is undergoing great change. Several hospitals have fallen on hard times but appear to be taking the proper steps to restore their economic viability. New management, positive demographics, or lack of strong competitors can lead to a dramatic turnaround. The bonds for Southampton Hospital, which is located on prosperous Long Island, carry a 7.25% coupon and an internal Putnam rating of B-. We participated in a new issuance of Albany Medical Center bonds, which mature in 2029 and offer a 6.00% coupon. We have assigned an internal rating of BB+ to these bonds. St. Elizabeth Medical Center, located in Utica, is a small hospital that is expected to benefit from a growing population. Its bonds, which are designed to help the hospital adapt to the increased demand for medical care, carry a Putnam rating of B+.

Assisted-living facilities are another important source of investment opportunities within the health-care industry. Given the aging but still active population of senior citizens in the United States, these complexes are in high demand. Meadowview Project is being built next to an existing skilled-nursing facility called Wartburg Senior Housing. These Meadowview bonds as well as the Huntington New York Gurwin Senior Residences bonds, which are financing the construction of a 160-unit elderly housing complex on the campus of a geriatrics center in mid Long Island, offer coupons of 6.20% and 6.00%, respectively.

* A DISCIPLINED, PATIENT STRATEGY LOOKS TO BETTER DAYS

For New York City residents paying the highest combined federal, state, and city income tax rate of 45.77%, the fund's 5.12% current dividend rate at POP at the end of the period was the equivalent of a fully taxable yield of 9.43%. Such levels of income are not even available on lower-rated, higher-yielding bonds at present. With inflation still remarkably low at 3% or less, this means that the after-tax, after-inflation returns are the highest they have been in years.

Although the Fed raised interest rates in November for the third time during the period, the increase was anticipated and the market reacted favorably. Undoubtedly there will be some stumbling blocks ahead, and we could see another interest-rate increase if the economy does not begin to slow. However, we remain cautiously optimistic and are inclined to take slightly more risk in the portfolio, gradually extending maturities as opportunities arise. We understand that volatile markets are unsettling for investors, but they do provide us with the opportunity to add yield, find exceptional credits, and improve call protection, strategies that have proven very rewarding for shareholders over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future.




Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Opportunities Fund is designed for investors seeking a high level of current income free from federal, state, and city personal income tax.




TOTAL RETURN FOR PERIODS ENDED 11/30/99

                      Class A           Class B            Class C           Class M
(inception dates)    (11/7/90)          (2/1/94)          (7/26/99)         (2/10/95)
                   NAV       POP      NAV     CDSC      NAV     CDSC      NAV       POP
-----------------------------------------------------------------------------------------
1 year            -2.33%    -6.99%   -3.08%   -7.71%   -3.14%   -4.06%   -2.64%   -5.81%
-----------------------------------------------------------------------------------------
5 years           37.64     31.05    33.26    31.26    32.18    32.18    35.31    30.96
Annual average     6.60      5.56     5.91     5.59     5.74     5.74     6.23     5.54
-----------------------------------------------------------------------------------------
Life of fund      74.30     66.10    63.47    63.47    61.90    61.90    68.59    63.12
Annual average     6.32      5.76     5.57     5.57     5.46     5.46     5.93     5.55
-----------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/99

                               Lehman Brothers
                                  Municipal           Consumer
                                 Bond Index         price index
-----------------------------------------------------------------------
1 year                             -1.08%              2.68%
-----------------------------------------------------------------------
5 years                            43.85              12.49
Annual average                      7.54               2.38
-----------------------------------------------------------------------
Life of fund                       87.41              26.14
Annual average                      7.16               2.59
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 11/7/90

                                   Lehman Bros.
               Fund's class A     Municipal Bond    Consumer price
Date            shares at POP         Index             index

11/7/90             9,529            10,000            10,000
11/30/91           10,560            11,248            10,322
11/30/92           11,496            12,376            10,637
11/30/93           12,499            13,748            10,921
11/30/94           12,067            13,028            11,213
11/30/95           14,194            15,492            11,506
11/30/96           14,952            16,403            11,880
11/30/97           15,996            17,581            12,097
11/30/98           17,006            18,946            12,285
11/30/99          $16,610           $18,741           $12,614

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $16,347 and $16,190, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $16,859 ($16,312 at public offering price).




PRICE AND DISTRIBUTION INFORMATION 12 months ended 11/30/99

                                         Class A       Class B       Class C         Class M
--------------------------------------------------------------------------------------------------
Distributions (number)                     12            12             5              12
--------------------------------------------------------------------------------------------------
Income                                 $0.437920     $0.379548     $0.137434       $0.410212
--------------------------------------------------------------------------------------------------
Capital gains1
  Long-term                             0.012300      0.012300         --           0.012300
--------------------------------------------------------------------------------------------------
  Short-term                            0.013000      0.013000         --           0.013000
--------------------------------------------------------------------------------------------------
  Total                                $0.463220     $0.404848     $0.137434       $0.435512
--------------------------------------------------------------------------------------------------
Share value:                          NAV      POP      NAV           NAV         NAV      POP
--------------------------------------------------------------------------------------------------
11/30/98                             $9.19    $9.65    $9.19           --        $9.18    $9.49
--------------------------------------------------------------------------------------------------
7/26/99*                                --       --       --        $8.87           --       --
--------------------------------------------------------------------------------------------------
11/30/99                              8.52     8.94     8.51         8.52         8.51     8.80
--------------------------------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------------------------------
Current dividend rate2                5.37%    5.12%    4.72%        4.56%        5.07%    4.90%
--------------------------------------------------------------------------------------------------
Taxable equivalent3(a)                9.55     9.09     8.39         8.11         9.01     8.72
--------------------------------------------------------------------------------------------------
Taxable equivalent3(b)                9.90     9.43     8.70         8.41         9.35     9.04
--------------------------------------------------------------------------------------------------
Current 30-day
SEC yield4                            5.10     4.86     4.45         4.20         4.79     4.64
--------------------------------------------------------------------------------------------------
Taxable equivalent3(a)                9.07     8.64     7.91         7.47         8.51     8.25
--------------------------------------------------------------------------------------------------
Taxable equivalent3(b)                9.40     8.96     8.21         7.74         8.83     8.56
--------------------------------------------------------------------------------------------------

*Inception of class C shares.

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax.
  Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes (a) maximum 43.74% combined federal income tax, New York state personal income tax rate or (b) maximum 45.77% combined federal, New York state, and New York City tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.






TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                        Class A           Class B            Class C            Class M
(inception dates)      (11/7/90)          (2/1/94)          (7/26/99)          (2/10/95)
                     NAV       POP      NAV     CDSC      NAV      CDSC      NAV       POP
--------------------------------------------------------------------------------------------
1 year              -4.07%    -8.65%   -4.59%   -9.14%   -4.91%   -5.82%    -4.26%   -7.40%
--------------------------------------------------------------------------------------------
5 years             33.01     26.72    28.75    26.75    27.71    27.71     30.72    26.43
Annual average       5.87      4.85     5.18     4.86     5.01     5.01      5.50     4.80
--------------------------------------------------------------------------------------------
Life of fund        71.83     63.75    61.25    61.25    59.50    59.50     66.15    60.77
Annual average       6.09      5.54     5.36     5.36     5.23     5.23      5.71     5.33
--------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or class C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs and may pose different risks than the fund. Securities in the fund do not match those in the index and performance will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended November 30, 1999

To the Trustees and Shareholders of
New York Tax Exempt Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, except for bond ratings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Tax Exempt Opportunities Fund (the "fund") at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 6, 2000



The fund's portfolio
November 30, 1999

KEY TO ABBREVIATIONS
AMBAC                 -- AMBAC Indemnity Corporation
COP                   -- Certificate of Participation
FGIC                  -- Financial Guaranty Insurance Company
FHA Insd.             -- Federal Housing Administration Insured
FRB                   -- Floating Rate Bonds
G.O. Bonds            -- General Obligation Bonds
IFB                   -- Inverse Floating Rate Bonds
MBIA                  -- Municipal Bond Investors Assurance Corporation
U.S. Govt. Coll.      -- U.S. Government Collateralized


MUNICIPAL BONDS AND NOTES (97.5%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
New York (95.2%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,460,000  Albany, Indl. Dev. Agcy. Fac. Rev. Bonds
                       (Albany Med. Ctr.), 6s, 5/1/29 (SEG)                                     BB+/P       $    1,314,000
          3,400,000  Battery Park, City Auth. Rev. Bonds, Ser. A,
                       AMBAC, 5 1/2s, 11/1/16                                                   Aaa              3,332,000
          2,000,000  Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Womans Christian Assn.), Ser. A,
                       6.4s, 11/15/29                                                           B+/P             1,807,500
          5,000,000  Erie Cnty., Indl. Dev. Life Care Cmnty. Rev. Bonds
                       (Episcopal Church Home), Ser. A, 6s, 2/1/28                              B+/P             4,462,500
          2,250,000  Essex Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21                                 A3               2,193,750
          2,000,000  Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
                       (Gurwin Jewish Sr. Residences), Ser. A,
                       6s, 5/1/29                                                               B+/P             1,810,000
          2,475,000  Ithaca, Hsg. Corp. Mtge. Rev. Bonds
                       (Eddygate Park Apts.), 9s, 6/1/06                                        BBB+/P           2,505,938
          2,650,000  Jefferson Cnty., Indl. Dev. Agcy. Solid Waste Disp.
                       Rev. Bonds (Champion Intl. Corp.),
                       7.2s, 12/1/20                                                            Baa1             2,812,313
          1,360,000  Lockport, Hsg. Dev. Corp. Rev. Bonds
                       (Urban Pk. Towers), Ser. A, 6s, 10/1/18                                  Baa2             1,336,200
          5,000,000  Long Island, Pwr. Auth. NY Elec. Syst. IFB, 7.596s,
                       12/1/24 (acquired 5/19/98, cost $5,435,000) (RES)                        A-/P             4,618,750
          5,000,000  Long Island, Pwr. Auth. NY Elec. Syst., FRB,
                       Ser. 65, MBIA, 6.73s, 4/1/12 (acquired 11/3/98,
                       cost $5,422,100) (RES)                                                   AAA              4,818,750
          2,500,000  Metropolitan Trans. Auth. Dedicated Tax Fund
                       Rev. Bonds, Ser. A, MBIA, 6 1/4s, 4/1/11                                 Aaa              2,709,375
          1,000,000  Mount Vernon, Indl. Dev. Agcy. Fac. Rev. Bonds
                       (Wartburg Senior Hsg., Inc.-Meadowview),
                       6.2s, 6/1/29                                                             B+/P               923,750
                     Nassau Cnty., G.O. Bonds, Ser. A
          1,000,000    FGIC, 6s, 7/1/13                                                         Aaa              1,055,000
          2,300,000    FGIC, 6s, 7/1/11                                                         Aaa              2,440,875
          5,000,000  Niagara Falls NY City Schl. Dist. COP, 5 7/8s,
                       6/15/19                                                                  Baa3             4,825,000
                     NY City, G.O. Bonds
          1,680,000    Ser. D, 8 1/4s, 8/1/11                                                   Aaa              1,810,200
            300,000    Ser. B, 8 1/4s, 6/1/05                                                   A3                 346,500
             95,000    Ser. E, 7.6s, 2/1/05                                                     A3                 102,481
          3,360,000    Ser. E, U.S. Govt. Coll., 7.6s, 2/1/05                                   A3               3,624,600
             45,000    Ser. F, 7.6s, 2/1/05                                                     A3                  48,544
          4,685,000    Ser. F, U.S. Govt. Coll., 7.6s, 2/1/05                                   A3               5,053,944
          1,800,000    Ser. H, 6s, 8/1/17                                                       A3               1,813,500
          2,750,000    Ser. J, 6s, 8/1/17                                                       A3               2,770,625
          2,000,000    Ser. I, 5 7/8s, 3/15/14                                                  A3               2,022,500
          1,000,000  NY City, G.O. IFB, AMBAC, 8.02s, 9/1/11                                    Aaa              1,063,750
                     NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
          7,905,000    (Parking Corp.), 8 1/2s, 12/30/22                                        BB+/P            8,695,500
          1,750,000    (The Lighthouse Inc.), 6 1/2s, 7/1/22                                    Aa2              1,868,125
                     NY City, Indl. Dev. Agcy. Rev. Bonds
          5,000,000    (Visy Paper Inc.), 7.95s, 1/1/28                                         B/P              5,268,750
          5,000,000    (Brooklyn Navy Yard Cogen. Partners),
                       6.2s, 10/1/22                                                            Baa3             4,925,000
          1,250,000    (Field Hotel Assoc.), 6s, 11/1/28                                        B/P              1,148,438
          1,440,000    (Brooklyn Navy Yard Cogen. Partners),
                       5.65s, 10/1/28                                                           Baa3             1,301,400
                     NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
          4,000,000    (American Airlines, Inc.), 6.9s, 8/1/24                                  Baa1             4,170,000
          1,250,000    (British Airways), 5 1/4s, 12/1/32                                       A2               1,079,688
                     NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
          5,000,000    MBIA, 6.82s, 6/15/13                                                     Aaa              4,887,500
          5,000,000    FGIC, Ser. A, 4 3/4s, 6/15/31                                            Aaa              4,093,750
          1,000,000  NY City, Transitional Fin. Auth. Rev. Bonds,
                       Ser. C, 5s, 5/1/26                                                       AA                 858,750
                     NY State Dorm. Auth. Rev. Bonds
            170,000    (City U.), Ser. D, 8 3/4s, 7/1/03                                        A-                 192,313
            835,000    (NY Dept of Ed.), 7 3/4s, 7/1/21                                         Baa1               894,494
          5,000,000    (State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13                            A                5,937,500
          1,605,000    (Cornell U.), Ser. A, 7 3/8s, 7/1/30                                     Aa2              1,661,753
          4,000,000    (Cornell U.), Ser. A, 7 3/8s, 7/1/20                                     Aa2              4,141,440
            485,000    (Wildwood School), 7.3s, 7/1/15                                          A                  516,525
          2,050,000    (Our Lady Of Mercy), FHA Insd., 6.3s, 8/1/32                             Aaa              2,111,500
          1,340,000    (Schls PG -- Issue 2), Ser. E, AMBAC,
                       5 3/4s, 7/1/19                                                           AAA              1,328,275
          2,650,000    (City U. Syst.), Ser. A, FGIC, 5 3/4s, 7/1/09                            AAA              2,753,854
          1,310,000    (Mental Hlth. Svcs. Fac.), Ser. B, MBIA,
                       5 3/4s, 7/1/09                                                           Aaa              1,377,138
          5,000,000    (Hlth. Facs.), Ser. I, 4 3/4s, 1/15/29                                   Aaa              4,106,250
          4,000,000    (St. John's U.), MBIA, 4 3/4s, 7/1/28                                    Aaa              3,285,000
            725,000    (State U. Edl. Fac.), Ser. B, zero% 5/15/09                              A                  440,438
                     NY State Energy Res. & Dev. Auth. Elec. Fac.
                       Rev. Bonds (Long Island Ltg. Co.)
            530,000    Ser. A, 7.15s, 12/1/20                                                   A-                 561,800
          1,470,000    Ser. A, 7.15s, 12/1/20, Prerefunded                                      A-               1,582,088
          1,185,000    Ser. A, 7.15s, 6/1/20                                                    A1               1,256,100
            420,000    Ser. A, 7.15s, 6/1/20, Prerefunded                                       A-                 452,025
            160,000    Ser. B, 7.15s, 9/1/19                                                    A-                 169,600
             70,000    Ser. B, 7.15s, 9/1/19, Prerefunded                                       A-                  75,338
                     NY State Energy Res. & Dev. Auth. Gas Fac. IFB
                       (Brooklyn Union Gas Co.)
          2,000,000    Ser. B, 8.195s, 7/1/26                                                   A2               2,285,000
          3,500,000    8.503s, 4/1/20                                                           A2               3,797,500
                     NY State Energy Res. & Dev. Auth.
                       Poll. Control Rev. Bonds
          1,750,000    (Niagra Mohawk Pwr. Corp.), Ser. A,
                       FGIC, 7.2s, 7/1/29                                                       Aaa              1,929,375
          1,000,000    (Lilco Project), Ser. B, 5.15s, 3/1/16                                   A-                 902,500
                     NY State Env. Fac. Corp. Poll. Control Rev. Bonds
          1,000,000    Ser. B, 7 1/2s, 3/15/11                                                  Aa2              1,019,770
            210,000    7s, 6/15/12                                                              Aaa                221,813
          2,720,000    (State Wtr. Revolving Fund), Ser. A,
                       5 7/8s, 6/15/14                                                          Aa2              2,784,600
          5,000,000  NY State Env. Fac. Corp. Poll. Ctrl Rev. Bonds,
                       7s, 6/15/12                                                              Aaa              5,300,000
                     NY State Hsg. Fin. Agcy. Rev. Bonds, Ser. A,
             50,000    7 1/4s, 9/15/12                                                          A-                  53,188
            450,000    7 1/4s, 9/15/12, Prerefunded                                             Aaa                486,000
                     NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
            120,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/08                       A3                 125,048
            275,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/08,
                       Prerefunded                                                              Aaa                287,823
             40,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19                         A3                  40,626
             85,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21                       A3                  88,613
            145,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21,
                       Prerefunded                                                              Aaa                153,338
            205,000    (Mental Hlth. Svcs. Fac.), Ser. D, 7.4s, 2/15/18                         A                  217,556
            510,000    (Mental Hlth. Svcs. Fac.), Ser. D, 7.4s, 2/15/18,
                       Prerefunded                                                              A                  550,800
          5,750,000    (North Shore U. Hosp.), MBIA, 7.2s, 11/1/20                              Aaa              6,029,508
            350,000    Ser. D, FHA Insd., 6.6s, 2/15/31                                         AAA                364,438
            350,000    Ser. D, FHA Insd., 6.6s, 2/15/31, Prerefunded                            AAA                378,000
          4,300,000  NY State Thruway Auth. Hwy. & Bridge Trust Fund
                       Rev. Bonds, Ser. B, FGIC, 6s, 4/1/14                                     Aaa              4,611,750
                     NY State Urban Dev. Corp. Rev. Bonds
          1,685,000    (Clarkson Ctr.), 5 1/2s, 1/1/20                                          A-               1,604,963
          3,345,000    (Clarkson Ctr.), 5 1/2s, 1/1/15                                          A-               3,269,738
          2,000,000    (Syracuse U.), 5 1/2s, 1/1/15                                            A-               1,955,000
          5,000,000    (Ctr. for Indl. Innovation), 5 1/2s, 1/1/13                              A-               4,993,750
          1,000,000    (Correctional Fac.-SVC. Contracts), Ser. A,
                       5s, 1/1/28                                                               A                  845,000
          1,000,000  Oneida Cnty, Indl. Dev. Agcy. Rev. Bonds
                       (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29                            B+/P               872,500
          1,000,000  Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Solvay Paperboard LLC), 7s, 11/1/30                                     B/P                963,750
                     Port Auth. NY & NJ Rev. Bonds
          1,100,000    (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                                   BB/P             1,130,250
          1,000,000    (Kennedy Intl. Arpt.), 6 3/4s, 10/1/11                                   BB/P             1,055,000
            175,000    Cons., Ser. 78, 6 1/2s, 10/15/08                                         AA-                182,656
          2,000,000    Cons., Ser. 83, 6 3/8s, 10/15/17                                         AA-              2,077,500
          4,000,000    FGIC, 5 1/4s, 1/1/14                                                     Aaa              3,895,000
          3,350,000    MBIA, 4 3/4s, 1/1/24                                                     Aaa              2,805,625
          5,755,000  Port Auth. NY & NJ Special Oblig. Rev. Bonds
                       (Continental/Eastern Laguardia), 9 1/8s, 12/1/15                         Ba2              6,065,540
                     Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
            500,000    (Southampton Hosp.), Ser. A, 7 1/4s, 1/1/30                              B-/P               484,375
          2,000,000    (Nissequogue Cogen. Partners Fac.),
                       5 1/2s, 1/1/23                                                           BB+/P            1,762,500
          1,420,000  Valley Hlth. Dev. Corp. Mtge. Rev. Bonds,
                       FHA, 11.3s, 2/1/23                                                       A                1,609,306
                                                                                                            --------------
                                                                                                               199,962,376

Puerto Rico (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,700,000  Cmnwlth. of PR, Hwy. & Trans. Auth. IFB,
                       Ser. W, 6.367s, 7/1/08                                                   A                4,905,625
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $211,481,332) (b)                                              $  204,868,001
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $210,160,218.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

  (b) The aggregate identified cost on a tax basis is $211,481,332, resulting in gross unrealized appreciation and depreciation of $3,303,247 and $9,916,578, respectively, or net unrealized depreciation of $6,613,331.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      November 30, 1999 was $9,437,500 or 4.5% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1999.

      The rates shown on FRB's are the current interest rates shown at November 30, 1999, which are subject to change based on the terms of the security.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at November 30, 1999.

      The fund had the following industry group concentrations greater than 10% at November 30, 1999 (as a percentage of net assets):

         Education         15.3%
         Utilities         14.5
         Transportation    12.8
         Health care       12.6

      The fund had the following insurance concentration greater than 10% at November 30, 1999 (as a percentage of net assets):

         MBIA              12.3%


-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1999
                                     Aggregate Face     Expiration  Unrealized
                       Total Market       Value            Date    Depreciation
-------------------------------------------------------------------------------
Municipal Index (long)  $1,870,000     $1,883,263         Dec-99    $(13,263)
Municipal Index (long)     842,063        842,433         Mar-00        (370)
-------------------------------------------------------------------------------
                                                                    $(13,633)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $211,481,332) (Note 1)                                            $204,868,001
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,533,619
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        4,456,537
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          115,000
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  101,262
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          10,502
-----------------------------------------------------------------------------------------------
Total assets                                                                        211,084,921

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   237,385
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              283,150
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            266,285
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               12,762
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            13,287
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,105
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   95,923
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   14,806
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       924,703
-----------------------------------------------------------------------------------------------
Net assets                                                                         $210,160,218

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $217,844,940
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            322,694
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                 (1,380,452)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (6,626,964)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $210,160,218

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($142,298,768 divided by 16,704,457 shares)                                               $8.52
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.52)*                                    $8.94
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($65,167,518 divided by 7,656,415 shares)***                                              $8.51
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($246,719 divided by 28,959 shares)***                                                    $8.52
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,447,213 divided by 287,688 shares)                                                    $8.51
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.51)**                                   $8.80
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended November 30, 1999
Tax exempt interest income:                                                        $ 13,722,219
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,271,129
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          261,195
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        12,339
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,493
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   312,382
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   584,575
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                       381
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    12,262
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  26,497
-----------------------------------------------------------------------------------------------
Registration fees                                                                         3,267
-----------------------------------------------------------------------------------------------
Auditing                                                                                 33,426
-----------------------------------------------------------------------------------------------
Legal                                                                                    11,421
-----------------------------------------------------------------------------------------------
Postage                                                                                  13,964
-----------------------------------------------------------------------------------------------
Other                                                                                    27,326
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,576,657
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (44,232)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,532,425
-----------------------------------------------------------------------------------------------
Net investment income                                                                11,189,794
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (319,838)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         216,110
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the year              (16,900,497)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (17,004,225)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $ (5,814,431)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                          Year ended   Two months ended      Year ended
                                                                         November 30        November 30    September 30
                                                                                1999             1998**            1998
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-----------------------------------------------------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                    $11,189,794         $1,797,711     $11,144,106
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     (103,728)           302,049        (816,399)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                            (16,900,497)        (2,149,643)      5,970,419
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                 (5,814,431)           (49,883)     16,298,126
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                               (7,664,985)        (1,336,326)     (8,443,590)
-----------------------------------------------------------------------------------------------------------------------
    Class B                                                               (2,901,984)          (472,302)     (2,752,969)
-----------------------------------------------------------------------------------------------------------------------
    Class C                                                                   (1,637)                --              --
-----------------------------------------------------------------------------------------------------------------------
    Class M                                                                 (112,531)           (18,496)       (114,274)
-----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                 (345,787)                --        (596,654)
-----------------------------------------------------------------------------------------------------------------------
    Class B                                                                 (148,896)                --        (211,900)
-----------------------------------------------------------------------------------------------------------------------
    Class M                                                                   (5,390)                --          (8,554)
-----------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                  (99,254)                --              --
-----------------------------------------------------------------------------------------------------------------------
    Class B                                                                  (42,739)                --              --
-----------------------------------------------------------------------------------------------------------------------
    Class M                                                                   (1,548)                --              --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                    (10,586,921)           751,694      10,240,092
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (27,726,103)        (1,125,313)     14,410,277

Net assets
-----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                        237,886,321        239,011,634     224,601,357
-----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $322,694
and distributions in excess of net
investment income of $131,660
and $67,872, respectively)                                              $210,160,218       $237,886,321    $239,011,634
-----------------------------------------------------------------------------------------------------------------------

** The fiscal year end was advanced from September 30 to November 30.

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------------

                                                               Two months
Per-share                                     Year ended         ended
operating performance                          Nov. 30          Nov. 30+                  Year ended September 30
--------------------------------------------------------------------------------------------------------------------------------
                                                 1999             1998             1998             1997             1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                             $9.19            $9.27            $9.10            $8.87            $8.80
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                             .46              .07              .46              .49              .49
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                       (.66)            (.08)             .21              .23              .07
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                            (.20)            (.01)             .67              .72              .56
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                (.44)            (.07)            (.47)            (.49)            (.49)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                   (.02)              --             (.03)              --               --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                              (.01)              --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (.47)            (.07)            (.50)            (.49)            (.49)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                   $8.52            $9.19            $9.27            $9.10            $8.87
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                          (2.33)           (0.07)*           7.55             8.33             6.48
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                               $142,299         $166,816         $168,032         $165,993         $172,170
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                         .93              .17*            1.00              .96             1.00
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                        5.13              .79*            5.00             5.42             5.53
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                           9.36             9.22*           42.76           117.00           270.34
--------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS A (continued)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Year
Per-share                                                                                                           ended
operating performance                                                                                            September 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                 $8.48
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 .52
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                            .32
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                 .84
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                    (.52)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                         --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                                    --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                  (.52)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                       $8.80
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                              10.27
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                   $175,210
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                            1.01
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                            6.12
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                             120.38
--------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------------

                                                               Two months
Per-share                                    Year ended          ended
operating performance                          Nov. 30          Nov. 30+                  Year ended September 30
--------------------------------------------------------------------------------------------------------------------------------
                                                 1999             1998             1998             1997             1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                             $9.19            $9.26            $9.09            $8.86            $8.79
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                             .40              .06              .40              .43              .43
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                       (.67)            (.07)             .21              .23              .07
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                            (.27)            (.01)             .61              .66              .50
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                (.38)            (.06)            (.41)            (.43)            (.43)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                   (.02)              --             (.03)              --               --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                              (.01)              --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (.41)            (.06)            (.44)            (.43)            (.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                   $8.51            $9.19            $9.26            $9.09            $8.86
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                          (3.08)           (0.07)*           6.86             7.63             5.78
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $65,168          $68,513          $68,547          $56,244          $41,795
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                        1.58              .28*            1.65             1.61             1.66
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                        4.48              .68*            4.36             4.76             4.83
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                           9.36             9.22*           42.76           117.00           270.34
--------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B (continued)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Year
Per-share                                                                                                           ended
operating performance                                                                                           September 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                 $8.48
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 .47
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                            .31
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                 .78
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                    (.47)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                         --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                                    --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                  (.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                       $8.79
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                               9.46
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                    $24,259
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                            1.65
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                            5.28
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                             120.38
--------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                     July 26, 1999++
operating performance                                                                                         to November 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                 $8.87
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 .14
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                           (.35)
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                (.21)
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                    (.14)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                         --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                                    --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                  (.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                       $8.52
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                              (2.39)*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                       $247
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                             .61*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                            1.64*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                               9.36
--------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------------

                                                  Two months                                                   For the period
Per-share                       Year ended          ended                                                      Feb. 10, 1995++
operating performance             Nov. 30          Nov. 30+                 Year ended September 30              to Sept. 30
--------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998           1998             1997             1996           1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.18            $9.25          $9.08            $8.86            $8.79          $8.51
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                .43              .07            .43              .46              .47            .31
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.66)            (.07)           .21              .22              .06            .29
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.23)              --            .64              .68              .53            .60
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.41)            (.07)          (.44)            (.46)            (.46)          (.32)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.02)              --           (.03)              --               --             --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                 (.01)              --             --               --               --             --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.44)            (.07)          (.47)            (.46)            (.46)          (.32)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.51            $9.18          $9.25            $9.08            $8.86          $8.79
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (2.64)           (0.01)*         7.23             7.89             6.15           7.11*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,447           $2,558         $2,433           $2,365           $1,492           $299
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.23              .22*          1.30             1.26             1.30            .83*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.84              .74*          4.71             5.09             5.03           3.21*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              9.36             9.22*         42.76           117.00           270.34         120.38
--------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Notes to financial statements
November 30, 1999

Note 1
Significant accounting policies

Putnam New York Tax Exempt Opportunities Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes by investing in a portfolio of New York tax-exempt securities which Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a higher ongoing distribution fee than class B shares and have a one year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended November 30, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of post-October loss deferrals, dividends payable, unrealized gains and losses on certain futures contracts, and straddle loss deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1999, the fund reclassified $54,302 to increase distributions in excess of net investment income and $52,368 to increase paid-in-capital, with a decrease to accumulated net realized loss on investments of $1,934. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

On June 4, 1999, the Trustees approved a management fee schedule that became effective on July 1, 1999, based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) the initial tiers mentioned above.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1999, fund expenses were reduced by $44,232 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $602 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $15,250 and $587 from the sale of class A and class M shares, respectively, and $179,765 and no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $5,654 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended November 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $20,870,521 and $30,598,592, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,013,661       $ 17,941,676
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      395,646          3,525,717
-----------------------------------------------------------------------------
                                                 2,409,307         21,467,393

Shares
repurchased                                     (3,849,127)       (34,234,400)
-----------------------------------------------------------------------------
Net decrease                                    (1,439,820)      $(12,767,007)
-----------------------------------------------------------------------------

                                           Two months ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        299,089        $ 2,761,011
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       76,729            706,204
-----------------------------------------------------------------------------
                                                   375,818          3,467,215

Shares
repurchased                                       (364,706)        (3,362,686)
-----------------------------------------------------------------------------
Net increase                                        11,112        $   104,529
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,468,511       $ 22,614,893
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      515,561          4,727,728
-----------------------------------------------------------------------------
                                                 2,984,072         27,342,621

Shares
repurchased                                     (3,088,923)       (28,287,931)
-----------------------------------------------------------------------------
Net decrease                                      (104,851)      $   (945,310)
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,328,071        $11,869,134
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      207,323          1,842,898
-----------------------------------------------------------------------------
                                                 1,535,394         13,712,032

Shares
repurchased                                     (1,337,573)       (11,857,962)
-----------------------------------------------------------------------------
Net increase                                       197,821        $ 1,854,070
-----------------------------------------------------------------------------

                                           Two months ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        224,952        $ 2,070,741
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       30,723            282,609
-----------------------------------------------------------------------------
                                                   255,675          2,353,350

Shares
repurchased                                       (200,886)        (1,849,493)
-----------------------------------------------------------------------------
Net increase                                        54,789        $   503,857
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,125,903        $19,476,818
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      197,745          1,812,031
-----------------------------------------------------------------------------
                                                 2,323,648         21,288,849

Shares
repurchased                                     (1,105,098)       (10,128,591)
-----------------------------------------------------------------------------
Net increase                                     1,218,550        $11,160,258
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                         to November 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         28,934          $ 248,242
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           25                213
-----------------------------------------------------------------------------
                                                    28,959            248,455

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        28,959          $ 248,455
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         81,851           $711,159
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       10,249             91,346
-----------------------------------------------------------------------------
                                                    92,100            802,505

Shares
repurchased                                        (83,097)          (724,944)
-----------------------------------------------------------------------------
Net increase                                         9,003           $ 77,561
-----------------------------------------------------------------------------

                                           Two months ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         14,780           $135,344
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,556             14,294
-----------------------------------------------------------------------------
                                                    16,336            149,638

Shares
repurchased                                           (689)            (6,330)
-----------------------------------------------------------------------------
Net increase                                        15,647           $143,308
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         43,991           $402,844
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        9,902             90,644
-----------------------------------------------------------------------------
                                                    53,893            493,488

Shares
repurchased                                        (51,170)          (468,344)
-----------------------------------------------------------------------------
Net increase                                         2,723           $ 25,144
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

  www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

  1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam New York Tax Exempt Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



AN052-57711 854/228/759 1/00